Financial Instruments and Management of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Foreign Currency Financial Assets and Liabilities

The carrying amounts of the Group’s financial assets and liabilities which are denominated in foreign currency are as follows:

	Assets		Liabilities
	As of December 31		As of December 31
	2021	2020	2021	2020
	NIS in thousands	NIS in thousands	NIS in thousands	NIS in thousands
Cash - USD	72,497	-	-	-
Investment in Novellus - USD	1,600	3,141	-	-
Investment in Cavnox - USD	965	-	-	-
Other receivables - USD	7,464	-	-	-

Schedule of Financial Liabilities Contractual Terms, by Undiscounted Amounts

As of December 31, 2021:

	Up to one year	One year or more	Total
	NIS in thousands

Credit from banking corporations **	70,560	11,877	82,436
Trade payables and other payables	102,217	-	102,217
Lease liability (1)	3,307	21,371	24,678
Short term loan from related party (Note 13B)	173	1,625	1,798
	176,257	34,872	211,129

**	The Company is in compliance with the required financial covenants. Therefore, the liabilities are presented under non-current liabilities

Note 12 - Financial Instruments and Management of Financial Risks: (Cont.)

As of December 31, 2020:

	Up to one year	One year or more	Total
	NIS in thousands

Credit from banking corporations	355	388	743
Trade payables and other payables	27,329	-	27,329
Lease liability (1)	899	3,500	4,399
Short term loan from related party (Note 13B)	166	241	407
	28,749	4,129	32,878

(1)	The company has lease agreements for the company’s offices in Herzliya and for the pharmacies located throughout Israel.

Schedule of Financial Assets measured in Fair Value

The following table presents the Company’s financial assets and financial liabilities which are measured at fair value as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
	NIS in thousands
Assets:
Financial assets measured at fair value through profit or loss:
Investments in investees	-	-	2,565	2,565
Investment in XTL stocks	330	-	-	330
Total assets	330	-	2,565	2,895

The following table presents the Company’s financial assets and financial liabilities which are measured at fair value as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
	NIS in thousands
Assets:
Financial assets measured at fair value through profit or loss:
Investments in investees	-	-	3,141	3,141
Investment in XTL stocks	376	-	-	376
Total assets	376	-	3,141	3,517

Schedule of Financial Assets Measured at Fair Value through Profit or Loss

Changes in financial instruments whose fair value measurement was classified at level 3:

	Financial assets measured at fair value through profit or loss in
	2021	2020
	NIS in thousands

Opening balance	3,141	39,910
Investment (sale) of assets measured at fair value through profit or loss	1,246	626
Profit (loss) which was recognized in the statement of income	(1,822)	(37,395)
Closing balance	2,565	3,141

Schedule of Sensitivity Analysis in Profit or Loss in Foreign Currency
	Impact of the USD	Impact of the EUR
	As of December 31	As of December 31
	2021	2021
	NIS in thousands	NIS in thousands

Profit or loss	1,087	-